Vessels, net (Tables)	6 Months Ended
Jun. 30, 2016
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2015	$1,165,645	$(129,488)	$1,036,157
—Other additions to vessels' cost	1,856	—	1,856
—Depreciation	—	(15,111)	(15,111)
Balance June 30, 2016	$1,167,501	$(144,599)	$1,022,902